CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS	4 CASH AND CASH EQUIVALENTS For the purpose of the consolidated statements of cash flows, cash and cash equivalents comprise the following:
	2021	2022
	S$	S$
Cash at banks	2,512,768	1,579,718